Post-employment Benefits - Summary of Expense Recognized in Profit or Loss (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [abstract]
Current service cost	R$ (540)	R$ (480)
Interest on actuarial obligation	(45,567)	(45,601)
Total expense recognized in profit or loss	R$ (46,107)	R$ (46,081)